CONCENTRATION AND RISKS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF REVENUE BY MAJOR CUSTOMERS

For the three months ended December 31, 2025 and 2024, revenue was primarily derived from major customers disclosed below.

Three months ended December 31, 2025:

Customer Name	Sales Amount	% of Total Revenue	Accounts Receivable Amount	% of Total Accounts Receivable
Customer ZNF	$11,981,591	75.98%	-	-
Customer ZHXY	$1,176,519	7.46%	-	-

Three months ended December 31, 2024:

Customer Name	Sales Amount	% of Total Revenue	Accounts Receivable Amount	% of Total Accounts Receivable
Customer LXM	$13,524	59%	$-	-

For the three months ended December 31, 2025 and 2024, inventory purchases, including purchases related to the Company’s trading of goods, were primarily made from the major suppliers disclosed below.

Three months ended December 31, 2025:

Supplier Name	Purchases Amount	% of Total Purchases
Supplier TTY	$1,080,346	29.21%
Supplier ACJN	766,343	20.72%
Supplier SCNY	397,944	10.76%
Supplier YFHYL	382,027	10.33%

Three months ended December 31, 2024:

Supplier Name	Purchases Amount	% of Total Purchases
Supplier YKYM	$251,080	100%

In the years ended September 30, 2025 and 2024, revenue was primarily derived from major customers disclosed below.

Year ended September 30, 2025:

Customer Name	Sales Amount	% of Total Revenue	Accounts Receivable Amount	% of Total Accounts Receivable
Customer A	$6,189,907	60%	-	-
Customer B	$3,738,704	36%	-	-

Year ended September 30, 2024:

Customer Name	Sales Amount	% of Total Revenue	Accounts Receivable Amount	% of Total Accounts Receivable
Customer CN	$1,149,585	59.55%	-	-
Customer WP	$196,793	10.19%	-	-

For the years ended September 30, 2025 and 2024, inventory purchases, including purchases related to the Company’s trading of goods, were primarily made from the major suppliers disclosed below.

Year ended September 30, 2025:

Supplier Name	Purchases Amount	% of Total Purchases
Supplier YKYM	$8,479,775	45.64%
Supplier B	6,152,915	33.12%
Supplier C	3,729,039	20.07%

Year ended September 30, 2024:

Supplier Name	Purchases Amount	% of Total Purchases
Supplier YKYM	$4,548,035	100%